Assets pledged as collateral (Details) - 12 months ended Dec. 31, 2018 JD in Thousands, $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)	JOD (JD)
Land, buildings, structures and machinery and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Commerce and Industry Energy Co., Ltd.
Name of Guarantee		IBK and others
Value of collateral		₩ 110,500
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Shareholdings of DS Power Co., Ltd.
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Southern Power Co., Ltd
Name of Guarantee		Korea Development Bank and others
Value of collateral		₩ 916
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others 1
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mira Power Limited
Name of Guarantee		International Finance Corporation and others
Value of collateral | $			$ 275,600
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Cash and Cash Equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeonggi Green Energy Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral		₩ 327,080
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KOSPO Youngnam Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral		₩ 396,120
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		Samsung Fire & Marine Insurance Co., Ltd. And others
Value of collateral		₩ 110,240
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Utility plant and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Offshore Wind Power Co., Ltd
Name of Guarantee		Woori Bank and others
Value of collateral		₩ 293,400
Description of assets pledged as collateral description		Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Qatrana Electric Power Company
Name of Guarantee		The Islamic Development Bank and others
Value of collateral | JD				JD 236,570
Description of assets pledged as collateral description	[2]	Collateral for borrowings
Finance Lease receivable and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KST Electric Power Company
Name of Guarantee		The Export - Import Bank of Korea and others
Value of collateral | $			$ 337,000
Description of assets pledged as collateral description	[2]	Collateral for borrowings

[1]	As of December 31, 2018, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.
[2]	This is based on the amount of loan commitment limit.